(212) 455-3066                                             jmercado@stblaw.com


                                April 11, 2005


             Re:  Alto Palermo S.A.
                  Amendment No. 1 to Registration Statement 20-F
                  Filed April 11, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Ladies and Gentlemen:

     On behalf of Alto Palermo S.A., a corporation organized under the laws of the Republic of Argentina, we are submitting for filing the enclosed form of Amendment No. 1 to the initial 20-F registration statement ("Amendment No. 1"), which was originally filed on December 29, 2004. The Amendment No. 1 has been submitted for filing by direct electronic transmission under the Securities Act of 1933, as amended.

     Please call me ((212) 455-3066) or David L. Williams ((212) 455-7433) if
you have any questions or comments regarding Amendment No. 1.


                                        Very truly yours,


                                        Jaime Mercado